<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 31 day of January, 2003.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 156
FORM 13F INFORMATION TABLE VALUE TOTAL: $373,983,895

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer
Item 2
Title of
Class
Item 3
Cusip
Number
Item 4
Fair Market
Value
Item 5
Shares of
Principal
Amount

(a) Sole




Abbott Labs
Allos Therapeutics
Alltell Corp.   (AT)
ALR Technologies, Inc.
Amdocs Ltd.
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
Anheuser Busch Company, Inc.
AOL Time Warner
Apollo Group Inc. CL A
Applied Materials, Inc.
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Granite Corp
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.
Boeing Company
Boston Acoustics
BP Amoco PLC ADR
Bristol Myers Squibb Co.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Sys., Inc.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
2824100
19777101
20039103
1630102
G02602103
26874107
31162100
32165102
35229103
2364J104
37604105
38222105
53015103
60505104
62401104
54937107
84670207
84670108
5564T103
97023105
100534106
55622104
110122108
139793103
14040H105
14149Y108
156880106
166764100
170388102
172062101
17275R102
$1,047,600
$110,250
$2,855,388
$9,500
$1,163,670
$2,542,450
$1,149,670
$374,285
$262,812
$3,293,812
$631,400
$436,179
$446,076
$12,723,449
$569,485
$4,317,214
$10,208,099
$1,818,750
$273,223
$211,169
$129,000
$927,674
$209,785
$1,504,133
$6,835,838
$10,488,409
$1,082,655
$371,158
$2,369,400
$641,805
$1,068,724
26,190
15,000
55,988
50,000
118,500
43,949
23,783
19,494
5,430
251,436
14,350
33,475
11,365
182,887
32,542
116,713
4,213
25
27,025
6,401
10,750
22,821
9,062
116,239
230,008
177,199
44,100
5,583
60,000
17,092
81,582
26,190
15,000
55,988
50,000
118,500
43,949
23,783
19,494
5,430
251,436
14,350
33,475
11,365
182,887
32,542
116,713
4,213
25
27,025
6,401
10,750
22,821
9,062
116,239
230,008
177,199
44,100
5,583
60,000
17,092
81,582



Item 1
Name of Issuer
Item 6
(b) Shares
as defined
in Instr.
V.
Item 7
Managers
See
Instr.
V.

(a)
Sole
Item 8
(b)
Shared

(c)
None


<


Abbott Labs
Allos Therapeutics
Alltell Corp.   (AT)
ALR Technologies, Inc.
Amdocs Ltd.
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
Anheuser Busch Company, Inc.
AOL Time Warner
Apollo Group Inc. CL A
Applied Materials, Inc.
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Granite Corp
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.
Boeing Company
Boston Acoustics
BP Amoco PLC ADR
Bristol Myers Squibb Co.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Sys., Inc.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26,190
15,000
55,988
50,000
118,500
43,949
23,783
19,494
5,430
251,436
14,350
33,475
11,365
182,887
32,542
116,713
4,213
25
27,025
6,401
10,750
22,821
9,062
116,239
230,008
177,199
44,100
5,583
60,000
17,092
81,582
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Citigroup, Inc.
Citizens South Banking Corp.
Clayton Homes
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
Conseco, Inc.
CT Communications, Inc.
D. R. Horton Company
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
First State Bancorp
Frisby Technologies, Inc.
Genentech, Inc. New
General Electric Company
General Motors CP CL H New
Given Imaging
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
172967101
176682102
184190106
191216100
191891100
194162103
19419B100
203372107
20343F190
208464107
126426402
23331A109
247025109
247916208
249030107
25179M103
254394109
254687106
264399106
263534109
268648102
291011104
302290101
313586109
31428X106
33645S100
358743102
368710406
369604103
370442832
M52020100
$7,885,973
$510,000
$6,566,518
$1,977,885
$847,818
$264,772
$519,200
$248,850
$1,324,229
$390
$178,992
$468,641
$907,788
$1,096,100
$223,200
$1,623,850
$7,731,870
$1,099,424
$2,084,058
$281,282
$150,430
$228,011
$1,922,608
$520,108
$347,008
$299,824
$2,350
$1,294,732
$11,168,769
$321,963
$4,268,610
224,097
50,000
539,123
45,116
29,748
5,050
55,000
31,500
81,491
10,000
15,840
27,011
33,898
97,000
6,000
35,378
1,288,645
67,408
106,656
6,634
24,500
4,484
55,026
8,085
6,400
12,868
94,000
39,045
458,601
30,090
460,973
224,097
50,000
539,123
45,116
29,748
5,050
55,000
31,500
81,491
10,000
15,840
27,011
33,898
97,000
6,000
35,378
1,288,645
67,408
106,656
6,634
24,500
4,484
55,026
8,085
6,400
12,868
94,000
39,045
458,601
30,090
460,973





Citigroup, Inc.
Citizens South Banking Corp.
Clayton Homes
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
Conseco, Inc.
CT Communications, Inc.
D. R. Horton Company
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
First State Bancorp
Frisby Technologies, Inc.
Genentech, Inc. New
General Electric Company
General Motors CP CL H New
Given Imaging
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
224,097
50,000
539,123
45,116
29,748
5,050
55,000
31,500
81,491
10,000
15,840
27,011
33,898
97,000
6,000
35,378
1,288,645
67,408
106,656
6,634
24,500
4,484
55,026
8,085
6,400
12,868
94,000
39,045
458,601
30,090
460,973
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Glaxo Smith Kline PLC
Golden West
Guidant Corporation
Harley Davidson, Inc.
HCA, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp
Intel Corp
International Business Machines
IRT Properties Company
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kerzner International Ltd.
Key Energy Services, Inc.
Koninklijke Philips Electronics NV
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Leggett & Platt, Inc.
Liberty Acorn Fund
Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
McDonalds Corporation
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
37733W105
381317106
401698105
412822108
404119109
428236103
431284108
437076102
442120101
443510201
443683107
458140100
459200101
450058102
475070108
478160104
48666K109
P6065Y107
492914106
718337540
50075N104
501014104
501044101
48266R108
524660107
53013P403
53015P817
530718105
532457108
548661107
580135101
$224,610
$202,720
$5,925,390
$309,309
$228,250
$1,548,807
$633,718
$631,438
$523,260
$551,593
$223,560
$5,589,926
$1,286,888
$583,695
$1,191,433
$5,464,831
$677,030
$301,200
$179,400
$242,304
$389,300
$320,815
$5,301,760
$1,164,983
$2,769,545
$157,682
$1,648,555
$4,635,175
$488,315
$11,591,250
$531,605
5,996
2,823
192,071
6,695
5,500
89,217
28,675
26,288
17,100
15,697
12,000
359,019
16,605
49,174
31,263
101,747
15,800
15,000
20,000
13,705
10,000
9,500
343,156
71,144
123,420
10,173
107,049
518,476
7,690
309,100
33,060
5,996
2,823
192,071
6,695
5,500
89,217
28,675
26,288
17,100
15,697
12,000
359,019
16,605
49,174
31,263
101,747
15,800
15,000
20,000
13,705
10,000
9,500
343,156
71,144
123,420
10,173
107,049
518,476
7,690
309,100
33,060





Glaxo Smith Kline PLC
Golden West
Guidant Corporation
Harley Davidson, Inc.
HCA, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp
Intel Corp
International Business Machines
IRT Properties Company
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kerzner International Ltd.
Key Energy Services, Inc.
Koninklijke Philips Electronics NV
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Leggett & Platt, Inc.
Liberty Acorn Fund
Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
McDonalds Corporation
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
5,996
2,823
192,071
6,695
5,500
89,217
28,675
26,288
17,100
15,697
12,000
359,019
16,605
49,174
31,263
101,747
15,800
15,000
20,000
13,705
10,000
9,500
343,156
71,144
123,420
10,173
107,049
518,476
7,690
309,100
33,060
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





McKesson Corporation
Medtronic, Inc.
Mellon Financial Corp.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Res. Inc.
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Philip Morris Cos. Inc.
Piedmont Natural Gas
Pilot Therapeutics Holdings
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Sara Lee Corporation
Scana Corp.
Schering-Plough Corp
ServiceMaster Co.
Shaw Group, Inc.
Sonoco Products
Southcoast Financial Corp.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
58155Q103
585055106
58551A108
589331107
591520200
594918104
46625H100
63545P104
651229106
654902204
66987 E206
713448108
717081103
71713U102
71713J107
718154107
720186105
721650109
72200X104
72346Q104
723787107
731068102
742718109
743263105
803111103
80589M102
806605101
81760N109
820280105
835495102
84129R100
$1,538,277
$3,899,347
$699,748
$10,619,979
$197,460
$15,528,871
$288,168
$1,781,023
$637,870
$4,286,835
$518,400
$13,759,202
$10,021,366
$419,296
$3,657,695
$1,342,273
$291,425
$29,375
$230,249
$3,402,999
$359,813
$351,600
$2,807,746
$458,643
$841,514
$313,903
$512,265
$5,023,050
$174,617
$2,975,420
$319,440
56,910
85,512
26,800
187,599
18,000
300,365
12,007
74,676
21,031
276,570
160,000
325,893
327,817
10,031
526,287
33,118
8,244
12,500
19,300
262,790
14,250
6,000
32,671
10,580
37,384
10,139
23,075
452,527
10,615
129,761
26,620
56,910
85,512
26,800
187,599
18,000
300,365
12,007
74,676
21,031
276,570
160,000
325,893
327,817
10,031
526,287
33,118
8,244
12,500
19,300
262,790
14,250
6,000
32,671
10,580
37,384
10,139
23,075
452,527
10,615
129,761
26,620






McKesson Corporation
Medtronic, Inc.
Mellon Financial Corp.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Res. Inc.
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Philip Morris Cos. Inc.
Piedmont Natural Gas
Pilot Therapeutics Holdings
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Sara Lee Corporation
Scana Corp.
Schering-Plough Corp
ServiceMaster Co.
Shaw Group, Inc.
Sonoco Products
Southcoast Financial Corp.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
56,910
85,512
26,800
187,599
18,000
300,365
12,007
74,676
21,031
276,570
160,000
325,893
327,817
10,031
526,287
33,118
8,244
12,500
19,300
262,790
14,250
6,000
32,671
10,580
37,384
10,139
23,075
452,527
10,615
129,761
26,620
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Standard & Poors Depositary Receipts
Stericycle, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
 3M Company
Travelers Property Casualty CL B
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wallace Computer Service
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
842632101
842870107
844730101
848420105
78462F103
858912108
871829107
87612E106
872275102
880915103
882508104
88579Y101
89420G406
895925105
896047107
902124106
904708104
908068109
902973304
918204108
92552Q101
929903102
931422109
932270101
931142103
939322103
94106L109
94973H108
949746101
983024100
98385X106
988498101
$506,975
$6,892,930
$214,704
$77,787
$970,530
$647,580
$15,006,176
$386,220
$593,660
$30,857
$241,886
$7,015,030
$318,022
$22,411,802
$13,312,188
$662,106
$490,981
$227,878
$1,464,477
$2,564,092
$6,300
$6,603,220
$581,465
$3,493,224
$3,640,508
$4,595,011
$5,812,283
$1,248,858
$255,442
$1,780,951
$1,125,826
$1,560,398
76,931
229,001
8,640
11,610
11,000
20,000
503,732
12,874
13,588
20,168
16,115
56,894
21,708
608,025
292,833
38,765
24,306
8,098
69,014
71,126
36,000
181,208
19,920
162,400
72,075
133,073
253,590
17,550
5,450
47,619
45,580
64,426
76,931
229,001
8,640
11,610
11,000
20,000
503,732
12,874
13,588
20,168
16,115
56,894
21,708
608,025
292,833
38,765
24,306
8,098
69,014
71,126
36,000
181,208
19,920
162,400
72,075
133,073
253,590
17,550
5,450
47,619
45,580
64,426


Grand Total 12/31/02


373,983,895







Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Standard & Poors Depositary Receipts
Stericycle, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
 3M Company
Travelers Property Casualty CL B
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wallace Computer Service
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
76,931
229,001
8,640
11,610
11,000
20,000
503,732
12,874
13,588
20,168
16,115
56,894
21,708
608,025
292,833
38,765
24,306
8,098
69,014
71,126
36,000
181,208
19,920
162,400
72,075
133,073
253,590
17,550
5,450
47,619
45,580
64,426
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









